Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	CATALYST BANCORP, INC.
Entity Central Index Key	0001849867
Amendment Flag	false
Catalyst Bank 401(K) Plan
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false